Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ 131	€ (6,483)	€ 1,958
Change in asset ceiling excluding amounts included in finance cost	(6)	(184)	(17)
Actuarial gains/(losses) arising from changes in demographic assumptions	98	(24)	(4)
Actuarial gains/(losses) arising from changes in financial assumptions	(552)	6,914	342
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(416)	(760)	126
Total of defined benefit costs recognised in other comprehensive income	€ (745)	€ (537)	€ 2,405